ICAP FUNDS

                                        Semi-Annual
                                        Report

                                        JUNE 30, 2000
                                        ------------------------------

                                        DISCRETIONARY EQUITY PORTFOLIO

                                        EQUITY PORTFOLIO

                                        SELECT EQUITY PORTFOLIO

                                        EURO SELECT EQUITY PORTFOLIO

                                                           (LOGO)
                                                ICAP INSTITUTIONAL CAPITAL/R

Table of Contents

Letter to Shareholders...................................................1

Investment Highlights and Schedules of Investments
  Discretionary Equity Portfolio.........................................3
  Equity Portfolio.......................................................7
  Select Equity Portfolio...............................................11
  Euro Select Equity Portfolio..........................................14

Statements of Assets and Liabilities....................................17
Statements of Operations................................................18

Statements of Changes in Net Assets
  Discretionary Equity Portfolio........................................19
  Equity Portfolio......................................................20
  Select Equity Portfolio...............................................21
  Euro Select Equity Portfolio..........................................22

Financial Highlights
  Discretionary Equity Portfolio........................................23
  Equity Portfolio......................................................24
  Select Equity Portfolio...............................................25
  Euro Select Equity Portfolio..........................................26

Notes to Financial Statements...........................................27

July 2000

Dear Fellow Shareholders:

                                                        (PHOTO)
                                                     ROBERT H. LYON
                                         PRESIDENT AND CHIEF INVESTMENT OFFICER

The U.S. stock market was characterized by extremely speculative conditions in the first half of 2000. On the way to recording slightly NEGATIVE returns (despite a robust earnings environment globally), the markets were extremely volatile due to concerns about Fed tightening. Technology and biotechnology stocks, in particular, witnessed huge swings in sentiment. Essentially companies whose "theoretical" earnings lie far into the future are the ultimate long-duration assets. They perform like supercharged zero-coupon bonds. Investors have been led by the media to believe that in an environment where higher interest rates lead to slower growth - the sanctuary is in sectors of the market which can grow regardless of conditions. Unfortunately, as interest rates headed higher in the second quarter, the marginal buyer of these "dream stocks" dropped out, while sellers ranging from insiders, to those hit by margin calls, to good old short sellers, stepped in. Despite the heavy decimation of the most speculative parts of the market, there remain large pockets of extreme excess represented by very young companies with minimal track records, sporting multi-billion dollar capitalizations, despite losing tens of millions of real cash per year. While the lowest tier of such issues is in the process of being carried off the field, the walking wounded still survive. We would expect the casualty list to grow.

A byproduct of the volatility of technology stocks and the Nasdaq has been the extreme reaction to small (negative) changes in company guidance. This is distressing because the punishment usually does not fit the crime (30% to 40% drops in price for a relatively minor miss in the estimate), and because there is no real symmetry - a modest positive improvement in the outlook is greeted by a one-day pop in the stock with limited (or negative) follow-thru. All of this points to a treacherous, toppy, market environment. While our portfolios generally performed in-line with the value indices (S&P Value and Russell 1000 Value) during the first half of 2000, we were penalized as some of our large holdings, with little change in fundamentals, suffered steep price declines as psychology shifted toward a perceived slower growth environment (General Motors Corp. was an example of this phenomenon).

As we look into the second half of the year, we would expect the U.S. economy to record solid growth, despite some of the weak economic numbers recently reported. Personal income is strong, inventories are low, capital spending is strong, exports are recovering and government spending (after a multi-year hiatus) is lifting. Business conditions outside the U.S. also continue to improve. In addition, labor conditions in the U.S. remain extremely tight, and the recent softening in some statistics has had zero impact on mounting wage pressure. Despite the fact that the Fed did not raise rates at their June meeting, their statement continued to highlight the inflationary dangers on the employment front. Most businesses are seeing anecdotal evidence of extreme tightness in labor - witness signing bonuses, concierge services and other non-wage benefit escalation. Moreover, despite some slowing in the housing market, there is an increasing realization that a 3% increase in shelter contained in the CPI is grossly underreporting conditions in the real world (where prices may be increasing more like 6%+). Consequently, although the pressures in wages and housing may be lagging indicators, there is a good chance that there will be some more Fed tightening in the second half of this year. This is likely to lead to a continuation of choppy markets and limited returns.

However, despite this backdrop, there is a silver lining. The overheating of the U.S. economy may be cooled by further, limited Fed actions. Meanwhile, the rest of the world is experiencing a well-balanced recovery that could extend for several years. This last point is key to our portfolio strategy. We believe that there is a good chance that despite somewhat higher rates in the U.S., liquidity in the rest of the world will be sufficient to support continued growth. Consequently, earnings expectations for a broad swath of U.S. manufacturing companies, although modestly tempered from a couple of months ago, look solid well out into the future. Stocks of many such companies are 30% to 50% off their recent highs, despite being generally healthier than in many years.

Interestingly, this point is not being ignored by certain groups of sophisticated investors. Consolidation is occurring across a broad range of basic industries, and several of the corporate raiders of the 1980's have reappeared (along with large pools of private equity). There is a method to their madness. Huge numbers of American manufacturing companies are selling well below their true equilibrium level. We would expect individual companies to be picked off one at a time. We expect to participate in this trend by owning stocks which are attractive, using our process, in their own right, but which might also be logical takeover candidates as well.

One example of a recent purchase consistent with this theme would be Allstate Corp. Now 50% off its high, Allstate is selling near its book value and at about eight times earnings (for old timers it even has a respectable yield). Allstate has a 50-state franchise in the biggest market of the world, and despite the rise of the Internet, would be a valuable addition for many European insurance giants with limited exposure to our market. The depressed market capitalization of many U.S. companies with hard to duplicate assets, and business franchises, could invite bids from well-endowed outsiders (our portfolio recently benefited from the announcement that Seagram Company Ltd. will be acquired by French giant Vivendi SA at a sizeable premium). We believe that we are in the early days of this process, while at the same time we are moving into the final stage of the demise of the dot.com bubble. For value investors who demonstrate both patience and tenacity there is an opportunity to produce solid returns, with relatively low risk, over the next several years as the various acts of this play unfold.

Thank you for your continued support.  We appreciate your business.

Sincerely,

/S/ Robert H. Lyon

Robert H. Lyon
President and Chief Investment Officer

The ICAP Funds are actively managed portfolios. The companies mentioned may not be held in all of the Funds.


(PHOTO) (PHOTO) (PHOTO)
ICAP INVESTMENT TEAM

Discretionary Equity Portfolio
Investment Highlights

June 30, 2000

FUND DESCRIPTION
The Discretionary Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio may invest up to 35% of its total assets in cash and cash equivalents for any purpose, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio will typically hold between 40 and 45 securities.

AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                           1 YEAR        3 YEARS        5 YEARS       (12/31/94)
--------------------------------------------------------------------------------
ICAP DISCRETIONARY
EQUITY PORTFOLIO           (4.61)%        9.16%          16.86%         19.53%


GROWTH OF $10,000
--------------------------------------------------------------------------------

                     ICAP Discretionary       S&P 500            S&P/BARRA
                      Equity Portfolio      Stock Index         Value Index
                     ------------------  ------------------  ------------------
12/31/94                   10,000              10,000              10,000
12/31/95                   13,521              13,580              13,700
12/31/96                   16,976              16,917              16,713
12/31/97                   21,831              22,560              21,725
12/31/98                   24,053              29,008              24,914
12/31/99                   27,625              35,112              28,082
 6/30/00                   26,659              34,963              26,938

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

Discretionary Equity Portfolio
Schedule of Investments by Sector - Unaudited

June 30, 2000

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  96.0%
                 BASIC INDUSTRIES  5.3%
         98,850  Alcan Aluminum Ltd.                             $  3,064,350
         83,650  Union Carbide Corp.                                4,140,675
         75,050  Weyerhaeuser Co.                                   3,227,150
                                                               --------------
                                                                   10,432,175
                                                               --------------

                 CAPITAL GOODS  5.3%
         67,350  General Dynamics Corp.                             3,519,038
         49,800  TRW Inc.                                           2,160,075
         99,450  Tyco International Ltd.                            4,711,444
                                                               --------------
                                                                   10,390,557
                                                               --------------

                 COMMUNICATIONS  11.2%
        176,150  AT&T Corp.                                         5,570,744
        119,700  Bell Atlantic Corp.                                6,082,256
         17,750  Cable & Wireless plc ADR                             888,609
         57,650  U S WEST, Inc.                                     4,943,488
        102,800  Vodafone AirTouch plc ADR                          4,259,775
          1,700  WorldCom, Inc.<F1>                                    77,987
                                                               --------------
                                                                   21,822,859
                                                               --------------

                 CONSUMER DURABLES  5.9%
        134,000  Ford Motor Co.                                     5,762,000
         96,829  General Motors Corp.                               5,622,134
         17,545  Visteon Corp.                                        212,733
                                                               --------------
                                                                   11,596,867
                                                               --------------

                 CONSUMER SERVICES  7.2%
         42,450  Knight-Ridder, Inc.                                2,257,809
        109,700  News Corp. Ltd. Class A ADR                        5,210,750
        105,310  R.H. Donnelley Corp.<F1>                           2,040,381
         77,500  Seagram Company Ltd.                               4,495,000
                                                               --------------
                                                                   14,003,940
                                                               --------------

                 CONSUMER STAPLES  3.3%
         74,450  Kimberly-Clark Corp.                               4,271,569
          8,000  Newell Rubbermaid, Inc.                              206,000
         71,500  Tricon Global Restaurants, Inc.<F1>                2,019,875
                                                               --------------
                                                                    6,497,444
                                                               --------------

See notes to financial statements.
<F1> Non-income producing.

Discretionary Equity Portfolio
Schedule of Investments by Sector - Unaudited (continued)
June 30, 2000

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 ENERGY  8.6%
        132,350  Conoco Inc., Class B                            $  3,250,847
         70,650  ExxonMobil Corp.                                   5,546,025
        104,750  Texaco Inc.                                        5,577,938
         96,800  USX-Marathon Group                                 2,426,050
                                                               --------------
                                                                   16,800,860
                                                               --------------

                 FINANCIAL  15.4%
         73,900  Allstate Corp.                                     1,644,275
        191,800  Associates First Capital Corp., Class A            4,279,538
         88,000  Citigroup Inc.                                     5,302,000
         81,650  Fannie Mae                                         4,261,109
         87,100  Household International, Inc.                      3,620,094
        201,900  MetLife, Inc.<F1>                                  4,252,519
         22,700  Providian Financial Corp.                          2,043,000
        117,850  Wells Fargo & Co.                                  4,566,687
                                                               --------------
                                                                   29,969,222
                                                               --------------

                 HEALTHCARE  11.9%
        104,000  Abbott Laboratories, Inc.                          4,634,500
         43,500  Aetna Inc.                                         2,792,156
         98,650  Becton, Dickinson and Co.                          2,830,022
         85,900  Biomet, Inc.                                       3,301,781
         89,950  Bristol-Myers Squibb Co.                           5,239,588
         84,934  Pharmacia Corp.                                    4,390,026
                                                               --------------
                                                                   23,188,073
                                                               --------------

                 RETAIL  3.7%
         87,192  Federated Department Stores, Inc.<F1>              2,942,730
         73,000  Target Corp.                                       4,234,000
                                                               --------------
                                                                    7,176,730
                                                               --------------

                 TECHNOLOGY  15.2%
         86,050  Computer Associates International, Inc.            4,404,684
         89,950  Electronic Data Systems Corp.                      3,710,438
         31,600  Gateway, Inc.<F1>                                  1,793,300
         48,850  International Business Machines Corp.              5,352,128
         14,550  Lucent Technologies Inc.                             862,087
        173,674  Motorola, Inc.                                     5,047,401
        177,076  Philips Electronics N.V.                           8,411,110
                                                               --------------
                                                                   29,581,148
                                                               --------------

See notes to financial statements.
<F1> Non-income producing.

Discretionary Equity Portfolio
Schedule of Investments by Sector - Unaudited (continued)
June 30, 2000

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 TRANSPORTATION  0.1%
          3,150  Burlington Northern Santa Fe Corp.                $   72,253
                                                               --------------

                 UTILITIES  2.9%
        125,000  Edison International                               2,562,500
         61,550  FPL Group, Inc.                                    3,046,725
                                                               --------------
                                                                    5,609,225
                                                               --------------

                 TOTAL COMMON STOCKS
                    (cost $176,500,979)                           187,141,353
                                                               --------------

    PRINCIPAL
     AMOUNT
    ---------

                 SHORT-TERM INVESTMENTS  5.2%

                 MONEY MARKET  0.6%
     $1,135,183  UMB Bank Money Market Fiduciary                    1,135,183
                                                               --------------

                 COMMERCIAL PAPER  4.6%
      6,700,000  Coca-Cola, 6.48%, Due 7/27/2000                    6,669,341
      2,300,000  Sara Lee Corp., 6.46%, Due 7/06/2000               2,297,992
                                                               --------------
                                                                    8,967,333
                                                               --------------

                 TOTAL SHORT-TERM INVESTMENTS
                    (cost $10,102,516)                             10,102,516
                                                               --------------

                 TOTAL INVESTMENTS  101.2%
                    (cost $186,603,495)                           197,243,869

                 Liabilities, less Cash
                    and Other Assets  (1.2)%                      (2,234,646)
                                                               --------------

                 NET ASSETS  100.0%                              $195,009,223
                                                               ==============

See notes to financial statements.

Equity Portfolio
Investment Highlights

June 30, 2000

FUND DESCRIPTION
The Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio intends to be virtually fully invested in equity securities at all times. The Portfolio will typically hold between 40 and 45 securities.

AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                           1 YEAR        3 YEARS        5 YEARS       (12/31/94)
--------------------------------------------------------------------------------
ICAP EQUITY PORTFOLIO     (4.13)%         9.83%          17.95%         20.82%

GROWTH OF $10,000
--------------------------------------------------------------------------------
                            ICAP              S&P 500            S&P/BARRA
                      Equity Portfolio      Stock Index         Value Index
                     ------------------  ------------------  ------------------
12/31/94                   10,000              10,000              10,000
12/31/95                   13,885              13,758              13,700
12/31/96                   17,531              16,917              16,713
12/31/97                   22,630              22,560              21,725
12/31/98                   25,215              29,008              24,913
12/31/99                   29,321              35,112              28,082
 6/30/00                   28,271              34,963              26,939

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

Equity Portfolio
Schedule of Investments by Sector - Unaudited

June 30, 2000

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS  98.9%

               BASIC INDUSTRIES  5.4%
     446,150   Alcan Aluminum Ltd.                               $ 13,830,650
     428,050   Union Carbide Corp.                                 21,188,475
     402,100   Weyerhaeuser Co.                                    17,290,300
                                                               --------------
                                                                   52,309,425
                                                               --------------

               CAPITAL GOODS  5.4%
     342,550   General Dynamics Corp.                              17,898,238
     250,400   TRW Inc.                                            10,861,100
     492,950   Tyco International Ltd.                             23,353,506
                                                               --------------
                                                                   52,112,844
                                                               --------------

               COMMUNICATIONS  11.6%
     895,796   AT&T Corp.                                          28,329,548
     618,150   Bell Atlantic Corp.                                 31,409,747
      95,700   Cable & Wireless plc ADR                             4,790,981
     291,150   U S WEST, Inc.                                      24,966,113
     536,150   Vodafone AirTouch plc ADR                           22,216,716
       8,100   WorldCom, Inc.<F1>                                     371,587
                                                               --------------
                                                                  112,084,692
                                                               --------------

               CONSUMER DURABLES  6.2%
     690,250   Ford Motor Co.                                      29,680,750
     503,816   General Motors Corp.                                29,252,817
      90,377   Visteon Corp.                                        1,095,815
                                                               --------------
                                                                   60,029,382
                                                               --------------

               CONSUMER SERVICES  7.5%
     215,550   Knight-Ridder, Inc.                                 11,464,566
     570,000   News Corp. Ltd. Class A ADR                         27,075,000
     516,760   R.H. Donnelley Corp.<F1>                            10,012,225
     412,850   Seagram Company Ltd.                                23,945,300
                                                               --------------
                                                                   72,497,091
                                                               --------------

               CONSUMER STAPLES  3.4%
     388,000   Kimberly-Clark Corp.                                22,261,500
      40,700   Newell Rubbermaid, Inc.                              1,048,025
     353,900   Tricon Global Restaurants, Inc.<F1>                  9,997,675
                                                               --------------
                                                                   33,307,200
                                                               --------------

See notes to financial statements.
<F1> Non-income producing.

Equity Portfolio
Schedule of Investments by Sector - Unaudited (continued)

June 30, 2000

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

               ENERGY  8.7%
     679,950   Conoco Inc., Class B                              $ 16,701,272
     354,550   ExxonMobil Corp.                                    27,832,175
     508,900   Texaco Inc.                                         27,098,925
     509,000   USX-Marathon Group                                  12,756,812
                                                               --------------
                                                                   84,389,184
                                                               --------------

               FINANCIAL  14.9%
     378,100   Allstate Corp.                                       8,412,725
     981,550   Associates First Capital Corp., Class A             21,900,834
     469,974   Citigroup Inc.                                      28,315,934
     420,250   Fannie Mae                                          21,931,797
     438,350   Household International, Inc.                       18,218,922
   1,014,900   MetLife, Inc.<F1>                                   21,376,331
     626,500   Wells Fargo & Co.                                   24,276,875
                                                               --------------
                                                                  144,433,418
                                                               --------------

               HEALTHCARE  13.3%
     527,000   Abbott Laboratories                                 23,484,437
     216,750   Aetna Inc.                                          13,912,641
     118,300   Bausch & Lomb, Inc.                                  9,153,462
     513,700   Becton, Dickinson and Co.                           14,736,769
     428,600   Biomet, Inc.                                        16,474,312
     472,800   Bristol-Myers Squibb Co.                            27,540,600
     448,814   Pharmacia Corp.                                     23,198,074
                                                               --------------
                                                                  128,500,295
                                                               --------------

               RETAIL  3.8%
     446,658   Federated Department Stores, Inc.<F1>               15,074,707
     381,000   Target Corp.                                        22,098,000
                                                               --------------
                                                                   37,172,707
                                                               --------------

               TECHNOLOGY  15.6%
     431,500   Computer Associates International, Inc.             22,087,406
     462,000   Electronic Data Systems Corp.                       19,057,500
     151,800   Gateway, Inc.<F1>                                    8,614,650
     260,100   International Business Machines Corp.               28,497,206
      74,500   Lucent Technologies Inc.                             4,414,125
     864,545   Motorola, Inc.                                      25,125,839
     922,286   Philips Electronics N.V.                            43,808,585
                                                               --------------
                                                                  151,605,311
                                                               --------------

See notes to financial statements.
<F1> Non-income producing.

Equity Portfolio
Schedule of Investments by Sector - Unaudited (continued)

June 30, 2000

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

               TRANSPORTATION  0.1%
      13,800   Burlington Northern Santa Fe Corp.               $     316,538
                                                               --------------

               UTILITIES  3.0%
     680,600   Edison International                                13,952,300
     314,250   FPL Group, Inc.                                     15,555,375
                                                               --------------
                                                                   29,507,675
                                                               --------------

               TOTAL COMMON STOCKS
                  (cost $902,813,581)                             958,265,762
                                                               --------------

   PRINCIPAL
    AMOUNT
   ---------

               SHORT-TERM INVESTMENT  1.9%

               MONEY MARKET  1.9%
$18,655,134    UMB Bank Money Market Fiduciary                     18,655,134
                                                               --------------

               TOTAL SHORT-TERM INVESTMENT
                  (cost $18,655,134)                               18,655,134
                                                               --------------

               TOTAL INVESTMENTS  100.8%
                  (cost $921,468,715)                             976,920,896

               Liabilities, less Cash
                   and Other Assets  (0.8)%                       (8,071,765)
                                                               --------------

               NET ASSETS  100.0%                                $968,849,131
                                                               ==============

See notes to financial statements.

Select Equity Portfolio
Investment Highlights

June 30, 2000

FUND DESCRIPTION
The Select Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio will concentrate its investments in fewer securities than the Discretionary Equity and Equity Portfolios, typically holding between 15 and 25 securities.

AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                                                   1 YEAR        (12/31/97)
--------------------------------------------------------------------------------
ICAP SELECT EQUITY PORTFOLIO                       5.99%           17.66%

GROWTH OF $10,000
--------------------------------------------------------------------------------
                        ICAP Select           S&P 500            S&P/BARRA
                      Equity Portfolio      Stock Index         Value Index
                     ------------------  ------------------  ------------------
12/31/97                   10,000              10,000              10,000
 6/30/98                   11,698              11,771              11,213
12/31/98                   11,533              12,858              11,467
 6/30/99                   14,158              14,450              13,068
12/31/99                   14,666              15,564              12,926
 6/30/00                   15,006              15,497              12,400


This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

Select Equity Portfolio
Schedule of Investments by Sector - Unaudited

June 30, 2000

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS  98.4%

               BASIC INDUSTRIES  4.1%
      20,300   Union Carbide Corp.                                 $1,004,850
                                                               --------------

               CAPITAL GOODS  4.4%
      25,300   TRW Inc.                                             1,097,388
                                                               --------------

               COMMUNICATIONS  11.3%
      55,800   AT&T Corp.                                           1,764,675
      12,000   U S WEST, Inc.                                       1,029,000
                                                               --------------
                                                                    2,793,675
                                                               --------------

               CONSUMER DURABLES  7.1%
      30,021   General Motors Corp.                                 1,743,095
                                                               --------------

               CONSUMER SERVICES  12.2%
      19,500   Knight-Ridder, Inc.                                  1,037,156
      19,000   News Corp. Ltd. Class A ADR                            902,500
      18,700   Seagram Company Ltd.                                 1,084,600
                                                               --------------
                                                                    3,024,256
                                                               --------------
               ENERGY  7.5%
      75,700   Conoco Inc., Class B                                 1,859,381
                                                               --------------

               FINANCIAL  16.4%
      15,600   Citigroup Inc.                                         939,900
      24,000   Household International, Inc.                          997,500
     100,100   MetLife, Inc.<F1>                                    2,108,356
                                                               --------------
                                                                    4,045,756
                                                               --------------

               HEALTHCARE  16.3%
      10,000   Aetna Inc.                                             641,875
      14,300   Bausch & Lomb, Inc.                                  1,106,463
      38,100   Becton, Dickinson and Co.                            1,092,994
      20,400   Bristol-Myers Squibb Co.                             1,188,300
                                                               --------------
                                                                    4,029,632
                                                               --------------

See notes to financial statements.
<F1> Non-income producing.

Select Equity Portfolio
Schedule of Investments by Sector - Unaudited (continued)

June 30, 2000

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

               TECHNOLOGY  19.1%
      20,700   Computer Associates International, Inc.          $   1,059,581
      56,950   Motorola, Inc.                                       1,655,109
      42,000   Philips Electronics N.V.                             1,995,000
                                                               --------------
                                                                    4,709,690
                                                               --------------

               TOTAL COMMON STOCKS
                  (cost $22,298,836)                               24,307,723
                                                               --------------

   PRINCIPAL
    AMOUNT
   ---------
               SHORT-TERM INVESTMENT  2.2%

               MONEY MARKET  2.2%
    $555,355   UMB Bank Money Market Fiduciary                        555,355
                                                               --------------

               TOTAL SHORT-TERM INVESTMENT
                  (cost $555,355)                                     555,355
                                                               --------------

               TOTAL INVESTMENTS  100.6%
                (cost $22,854,191)                                 24,863,078

               Liabilities, less Cash
                  and Other Assets  (0.6)%                          (150,955)
                                                               --------------

               NET ASSETS  100.0%                                 $24,712,123
                                                               ==============

See notes to financial statements.

Euro Select Equity Portfolio
Investment Highlights

June 30, 2000

FUND DESCRIPTION
The Euro Select Equity Portfolio invests primarily in equity securities, predominantly American Depositary Receipts ("ADRs"), of established European companies with market capitalizations of at least $2 billion. The Portfolio will typically hold between 15 and 25 securities.

AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                                                   1 YEAR        (12/31/97)
--------------------------------------------------------------------------------
ICAP EURO SELECT EQUITY PORTFOLIO                  15.31%          18.35%


GROWTH OF $10,000
-------------------------------------------------------------------
                      ICAP Euro Select     Morgan Stanley Capital
                      Equity Portfolio   International Europe Index
                     ------------------  --------------------------
12/31/97                   10,000              10,000
 6/30/98                   13,368              12,649
12/31/98                   12,740              12,853
 6/30/99                   13,204              12,543
12/31/99                   15,546              14,896
 6/30/00                   15,226              14,437


This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading.

A direct investment in this Index is not possible.

Euro Select Equity Portfolio
Schedule of Investments by Sector - Unaudited

June 30, 2000

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS  97.5%

               BASIC INDUSTRIES  6.8%
      66,200   Jefferson Smurfit Group plc ADR                  $   1,166,775
      46,700   Pechiney SA ADR                                        969,025
                                                               --------------
                                                                    2,135,800
                                                               --------------

               CAPITAL GOODS  11.6%
     176,600   Investor AB, B Shares                                2,426,272
      72,700   SKF AB ADR                                           1,208,638
                                                               --------------
                                                                    3,634,910
                                                               --------------

               COMMUNICATIONS  15.2%
      13,700   Cable & Wireless plc ADR                               685,856
      53,700   Infonet Services Corp., Class B<F1>                    641,044
      20,700   KPN N.V. ADR                                           930,206
     113,600   Portugal Telecom SA ADR                              1,278,000
      29,900   Vodafone AirTouch plc ADR                            1,238,981
                                                               --------------
                                                                    4,774,087
                                                               --------------

               CONSUMER SERVICES  14.0%
     135,700   Bass plc ADR                                         1,569,031
      30,500   News Corp. Ltd. Class A ADR                          1,448,750
      23,900   Seagram Company Ltd.                                 1,386,200
                                                               --------------
                                                                    4,403,981
                                                               --------------

               CONSUMER STAPLES  4.3%
      37,800   Diageo plc ADR                                       1,344,262
                                                               --------------

               ENERGY  8.1%
      50,600   Shell Transport & Trading Co. ADR                    2,526,837
                                                               --------------

               FINANCIAL  21.2%
      52,200   ABN AMRO Holding N.V. ADR                            1,282,163
      20,829   ING Groep N.V. ADR                                   1,405,958
     189,010   Nordic Baltic Holding AB                             1,380,605
      25,900   Zurich Allied AG ADR<F1>                             2,567,589
                                                               --------------
                                                                    6,636,315
                                                               --------------
               HEALTHCARE 4.3%
      25,900   Pharmacia Corp.                                      1,338,706
                                                               --------------

See notes to financial statements.
<F1> Non-income producing.

Euro Select Equity Portfolio
Schedule of Investments by Sector - Unaudited (continued)
June 30, 2000

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

               TECHNOLOGY  12.0%
      50,636   Philips Electronics N.V.                         $   2,405,210
       8,900   Siemens AG ADR                                       1,343,702
                                                               --------------
                                                                    3,748,912
                                                               --------------

               TOTAL COMMON STOCKS
                  (cost $27,910,421)                               30,543,810
                                                               --------------

   PRINCIPAL
    AMOUNT
   ---------
               SHORT-TERM INVESTMENT  2.9%

               MONEY MARKET  2.9%
    $918,920   UMB Bank Money Market Fiduciary                        918,920
                                                               --------------

               TOTAL SHORT-TERM INVESTMENT
                  (cost $918,920)                                     918,920
                                                               --------------

               TOTAL INVESTMENTS  100.4%
                  (cost $28,829,341)                               31,462,730

               Liabilities, less Cash
                  and Other Assets  (0.4)%                          (142,621)
                                                               --------------

               NET ASSETS  100.0%                                 $31,320,109
                                                               ==============

Euro Select Equity Portfolio country composition as of June 30, 2000:

COUNTRY                                     %
------------------------------------------------
United Kingdom                             24.5
Netherlands                                20.0
Sweden                                     16.6
United States                              10.0
Switzerland                                 8.5
Canada                                      4.6
Germany                                     4.5
Portugal                                    4.2
Ireland                                     3.9
France                                      3.2
- - - - - --- - - - - - - - - - --- - - - - - -
TOTAL                                     100.0%
================================================

See notes to financial statements.

Statements of Assets and Liabilities - Unaudited

June 30, 2000

--------------------------------------------------------------------------------
                          DISCRETIONARY                  SELECT     EURO SELECT
                             EQUITY        EQUITY        EQUITY       EQUITY
                            PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------
ASSETS:
Investments, at cost     $186,603,495  $921,468,715   $22,854,191  $28,829,341
                         ============  ============  ============ ============

Investments, at value    $197,243,869  $976,920,896   $24,863,078  $31,462,730
Receivable for
  securities sold             611,629     7,449,036             -            -
Dividends and interest
  receivable                  163,615       909,963        27,236       47,508
Tax reclaim receivable         32,608       117,976             -       39,244
Receivable from Adviser        26,066        45,548        12,390       14,720
Other assets                   26,715        26,232         8,649        8,821
                         ------------  ------------  ------------ ------------
     Total Assets         198,104,502   985,469,651    24,911,353   31,573,023
                         ------------  ------------  ------------ ------------

LIABILITIES:
Payable for securities
  purchased                 2,364,279    13,930,361       104,504            -
Dividends payable             560,097     1,954,874        57,126      206,016
Accrued investment
  advisory fee                134,113       665,703        16,674       27,142
Accrued expenses and
  other liabilities            36,790        69,582        20,926       19,756
                         ------------  ------------  ------------ ------------
  Total Liabilities         3,095,279    16,620,520       199,230      252,914
                         ------------  ------------  ------------ ------------

NET ASSETS               $195,009,223  $968,849,131   $24,712,123  $31,320,109
                         ============  ============  ============ ============

NET ASSETS CONSIST OF:
Capital stock                 $60,293      $234,002        $8,693      $12,280
Paid-in-capital in
  excess of par           163,353,573   839,807,419    21,116,695   26,454,162
Undistributed net
  investment income            42,735       227,939             -        2,384
Accumulated net realized
  gain on investments
  and foreign currency
  transactions             20,912,248    73,127,590     1,577,848    2,217,894
Net unrealized
  appreciation on
  investments              10,640,374    55,452,181     2,008,887    2,633,389
                         ------------  ------------  ------------ ------------

NET ASSETS               $195,009,223  $968,849,131   $24,712,123  $31,320,109
                         ============  ============  ============ ============

CAPITAL STOCK,
  $0.01 PAR VALUE
Authorized                100,000,000   100,000,000   100,000,000  100,000,000
Issued and outstanding      6,029,292    23,400,176       869,333    1,228,017

NET ASSET VALUE,
  REDEMPTION PRICE
  AND OFFERING PRICE
  PER SHARE                    $32.34        $41.40        $28.43       $25.50
                               ======        ======        ======       ======

See notes to financial statements.

Statements of Operations - Unaudited

For the Six Months Ended June 30, 2000

--------------------------------------------------------------------------------
                          DISCRETIONARY                  SELECT     EURO SELECT
                             EQUITY        EQUITY        EQUITY       EQUITY
                            PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends<F1>              $1,480,805    $7,938,660      $188,685     $414,643
Interest                      448,368       635,526        18,316       33,858
                         ------------  ------------  ------------ ------------
Total investment income     1,929,173     8,574,186       207,001      448,501
                         ------------  ------------  ------------ ------------

EXPENSES:
Investment advisory fees      838,222     3,847,207        97,272      161,602
Fund administration and
  accounting fees              92,170       173,257        27,350       29,275
Shareholder servicing          13,564        34,546         8,574        8,918
Custody fees                   12,449        35,167         2,662        5,157
Federal and state
  registration fees            10,653        25,533         8,300        8,822
Directors' fees and expenses    7,508         7,508         7,508        7,508
Audit fees                      7,060         7,060         7,109        7,109
Reports to shareholders         6,767         6,767         6,767        6,767
Legal fees                      6,667         6,667         6,667        6,667
Other                           2,681         4,102         1,774        2,017
                         ------------  ------------  ------------ ------------

Total expenses before
  waivers and
  reimbursements              997,741     4,147,814       173,983      243,842
Waivers and reimbursements
  of expenses by Adviser    (159,519)     (300,607)      (76,710)     (82,240)
                         ------------  ------------  ------------ ------------

Net expenses                  838,222     3,847,207        97,273      161,602
                         ------------  ------------  ------------ ------------

NET INVESTMENT INCOME       1,090,951     4,726,979       109,728      286,899
                         ------------  ------------  ------------ ------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain
  on investments           22,224,241    68,007,967     2,002,023    2,437,992
Change in net unrealized
  appreciation on
  investments            (30,720,569) (112,238,796)   (1,596,980)  (3,403,812)
                         ------------  ------------  ------------ ------------

Net gain (loss)
  on investments          (8,496,328)  (44,230,829)       405,043    (965,820)
                         ------------  ------------  ------------ ------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS          $(7,405,377) $(39,503,850)      $514,771   $(678,921)
                         ============  ============  ============ ============

<F1> Net of $23,409, $110,925, $3,785 and $56,284 in foreign withholding taxes, respectively.

See notes to financial statements.

Discretionary Equity Portfolio
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                          JUNE 30, 2000          YEAR ENDED
                                           (UNAUDITED)       DECEMBER 31, 1999
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                        $1,090,951          $2,864,962
Net realized gain on investments             22,224,241          17,473,884
Change in net unrealized appreciation
  on investments                           (30,720,569)           9,250,935
                                        ---------------     ---------------
Net increase (decrease) in net
  assets resulting from operations          (7,405,377)          29,589,781
                                        ---------------     ---------------

DISTRIBUTIONS PAID FROM:
Net investment income                       (1,078,142)         (2,873,033)
Net realized gain on investments                      -        (15,834,976)
                                        ---------------     ---------------
Net decrease in net assets resulting
  from distributions paid                   (1,078,142)        (18,708,009)
                                        ---------------     ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                  13,785,184          17,226,422
Reinvested distributions                        498,190          18,520,739
Shares redeemed                            (32,901,660)        (29,886,775)
                                        ---------------     ---------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions                       (18,618,286)           5,860,386
                                        ---------------     ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS    (27,101,805)          16,742,158

NET ASSETS:
Beginning of period                         222,111,028         205,368,870
                                        ---------------     ---------------
End of period                              $195,009,223        $222,111,028
                                        ===============     ===============

TRANSACTIONS IN SHARES:
Shares sold                                     409,903             499,065
Reinvested distributions                         14,610             550,877
Shares redeemed                               (987,266)           (874,276)
                                        ---------------     ---------------
Net increase (decrease)                       (562,753)             175,666
                                        ===============     ===============

See notes to financial statements.

Equity Portfolio
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                          JUNE 30, 2000          YEAR ENDED
                                           (UNAUDITED)       DECEMBER 31, 1999
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                        $4,726,979         $10,673,361
Net realized gain on investments             68,007,967          46,250,153
Change in net unrealized appreciation
  on investments                          (112,238,796)          70,593,800
                                        ---------------     ---------------
Net increase (decrease) in net
   assets resulting
  from operations                          (39,503,850)         127,517,314
                                        ---------------     ---------------

DISTRIBUTIONS PAID FROM:
Net investment income                       (4,617,055)        (10,669,849)
Net realized gain on investments                      -        (26,832,819)
                                        ---------------     ---------------
Net decrease in net assets resulting
  from distributions paid                   (4,617,055)        (37,502,668)
                                        ---------------     ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                 231,362,698         285,844,608
Reinvested distributions                      2,371,426          36,065,337
Shares redeemed                           (180,291,202)       (169,664,251)
                                        ---------------     ---------------
Net increase in net assets
  resulting from capital
  share transactions                         53,442,922         152,245,694
                                        ---------------     ---------------

TOTAL INCREASE IN NET ASSETS                  9,322,017         242,260,340

NET ASSETS:
Beginning of period                         959,527,114         717,266,774
                                        ---------------     ---------------
End of period                             $ 968,849,131       $ 959,527,114
                                        ===============     ===============

TRANSACTIONS IN SHARES:
Shares sold                                   5,363,907           6,850,240
Reinvested distributions                         54,320             843,301
Shares redeemed                             (4,261,408)         (4,018,060)
                                        ---------------     ---------------
Net increase                                  1,156,819           3,675,481
                                        ===============     ===============

See notes to financial statements.

Select Equity Portfolio
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                          JUNE 30, 2000          YEAR ENDED
                                           (UNAUDITED)       DECEMBER 31, 1999
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                          $109,728            $343,153
Net realized gain on investments              2,002,023             477,674
Change in net unrealized appreciation
  on investments                            (1,596,980)           2,406,217
                                        ---------------     ---------------
Net increase in net assets resulting
  from operations                               514,771           3,227,044
                                        ---------------     ---------------

DISTRIBUTIONS PAID FROM:
Net investment income                         (110,215)           (347,672)
Net realized gain on investments                      -           (516,699)
                                        ---------------     ---------------
Net decrease in net assets resulting
  from distributions paid                     (110,215)           (864,371)
                                        ---------------     ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                   5,164,945          21,649,178
Reinvested distributions                        55,914             828,297
Shares redeemed                             (4,734,603)        (10,599,686)
                                        ---------------     ---------------
Net increase in net assets resulting
  from capital share transactions               486,256          11,877,789
                                        ---------------     ---------------

TOTAL INCREASE IN NET ASSETS                    890,812          14,240,462

NET ASSETS:
Beginning of period                          23,821,311           9,580,849
                                        ---------------     ---------------
End of period                               $24,712,123         $23,821,311
                                        ===============     ===============

TRANSACTIONS IN SHARES:
Shares sold                                     183,784             809,090
Reinvested distributions                          1,905              30,285
Shares redeemed                               (170,009)           (406,555)
                                        ---------------     ---------------
Net increase                                     15,680             432,820
                                        ===============     ===============

See notes to financial statements.

Euro Select Equity Portfolio
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                          JUNE 30, 2000          YEAR ENDED
                                           (UNAUDITED)       DECEMBER 31, 1999
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                          $286,899            $449,123
Net realized gain on investments              2,437,992           4,077,211
Change in net unrealized appreciation
  on investments                            (3,403,812)           1,337,212
                                        ---------------     ---------------
Net increase (decrease) in net assets
  resulting from operations                   (678,921)           5,863,546
                                        ---------------     ---------------

DISTRIBUTIONS PAID FROM:
Net investment income                         (289,880)           (443,758)
Net realized gain on investments            (1,873,315)         (1,322,801)
                                        ---------------     ---------------
Net decrease in net assets resulting
  from distributions paid                   (2,163,195)         (1,766,559)
                                        ---------------     ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                  10,684,342           9,958,444
Reinvested distributions                      1,943,855           1,764,616
Shares redeemed                            (10,333,079)        (11,986,763)
                                        ---------------     ---------------
Net increase (decrease) in net
   assets resulting from capital
  share transactions                          2,295,118           (263,703)
                                        ---------------     ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS       (546,998)           3,833,284

NET ASSETS:
Beginning of period                          31,867,107          28,033,823
                                        ---------------     ---------------
End of period                               $31,320,109         $31,867,107
                                        ===============     ===============

TRANSACTIONS IN SHARES:
Shares sold                                     402,715             399,604
Reinvested distributions                         75,677              66,002
Shares redeemed                               (391,993)           (476,595)
                                        ---------------     ---------------
Net increase (decrease)                          86,399            (10,989)
                                        ===============     ===============

See notes to financial statements.

Discretionary Equity Portfolio
Financial Highlights



------------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
(For a share outstanding                     JUNE 30, 2000                           YEAR ENDED DECEMBER 31,
throughout the period)                        (UNAUDITED)       1999           1998            1997          1996         1995<F1>
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $33.69         $32.01         $30.34         $29.55         $25.42         $20.00

Income from investment operations:
  Net investment income                            0.18           0.46           0.52           0.48           0.36           0.31
  Net realized and unrealized gain (loss)
     on investments                              (1.35)           4.26           2.57           7.80           6.09           6.70
                                             ----------     ----------     ----------     ----------     ----------     ----------
  Total income (loss) from investment
     operations                                  (1.17)           4.72           3.09           8.28           6.45           7.01
                                             ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
  From net investment income                     (0.18)         (0.46)         (0.52)         (0.48)         (0.36)         (0.31)
  In excess of book net investment income             -              -              -         (0.01)              -              -
  From net realized gain on investments               -         (2.58)         (0.90)         (7.00)         (1.80)         (1.27)
  In excess of book net realized gain on
     investments                                      -              -              -              -         (0.16)         (0.01)
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total distributions                         (0.18)         (3.04)         (1.42)         (7.49)         (2.32)         (1.59)
                                             ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                   $32.34         $33.69         $32.01         $30.34         $29.55         $25.42
                                             ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN<F2>                                (3.50)%         14.85%         10.17%         28.60%         25.55%         35.21%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)     $195,009       $222,111       $205,369       $157,137       $110,280        $37,362
  Ratio of expenses to average net assets:<F3>
     Before expense reimbursement                 0.95%          0.95%          0.98%          1.02%          1.11%          1.56%
     After expense reimbursement                  0.80%          0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income
     to average net assets:<F3>
     Before expense reimbursement                 0.89%          1.16%          1.47%          1.15%          1.04%          0.95%
     After expense reimbursement                  1.04%          1.31%          1.65%          1.37%          1.35%          1.71%
  Portfolio turnover rate<F2>                       81%           137%           129%           131%           138%           102%



<F1> Commencement of operations after the close of business on December 31,
     1994.
<F2> Not annualized for the six months ended June 30, 2000.
<F3> Annualized.

See notes to financial statements.

Equity Portfolio
Financial Highlights



------------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
(For a share outstanding                     JUNE 30, 2000                           YEAR ENDED DECEMBER 31,
throughout the period)                        (UNAUDITED)       1999           1998            1997          1996         1995<F1>
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF PERIOD                            $43.14         $38.63         $35.12         $31.16         $26.03         $20.00

Income from investment operations:
  Net investment income                            0.20           0.51           0.50           0.37           0.31           0.28
  Net realized and unrealized gain (loss)
     on investments                              (1.74)           5.75           3.51           8.57           6.49           7.45
                                             ----------     ----------     ----------     ----------     ----------     ----------
 Total income (loss) from investment
     operations                                  (1.54)           6.26           4.01           8.94           6.80           7.73
                                             ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
  From net investment income                     (0.20)         (0.51)         (0.50)         (0.37)         (0.30)         (0.28)
  In excess of book net investment income             -              -              -         (0.01)              -              -
  From net realized gain on investments               -         (1.24)              -         (4.59)         (1.30)         (1.41)
  In excess of book net realized gain on
     investments                                      -              -              -         (0.01)         (0.07)         (0.01)
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total distributions                         (0.20)         (1.75)         (0.50)         (4.98)         (1.67)         (1.70)
                                             ----------     ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                   $41.40         $43.14         $38.63         $35.12         $31.16         $26.03
                                             ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN<F2>                                (3.58)%         16.28%         11.42%         29.08%         26.26%         38.85%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)     $968,849       $959,527       $717,267       $371,402       $149,125        $46,788
 Ratio of expenses to average net assets:<F3>
     Before expense reimbursement                 0.86%          0.87%          0.91%          0.97%          1.12%          1.44%
     After expense reimbursement                  0.80%          0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income
     to average net assets:<F3>
     Before expense reimbursement                 0.92%          1.15%          1.28%          0.89%          0.83%          0.85%
     After expense reimbursement                  0.98%          1.22%          1.39%          1.06%          1.15%          1.49%
  Portfolio turnover rate<F2>                       68%           118%           133%           121%           125%           105%



<F1> Commencement of operations after the close of business on December 31,
     1994.
<F2> Not annualized for the six months ended June 30, 2000.
<F3> Annualized.

See notes to financial statements.

Select Equity Portfolio
Financial Highlights

--------------------------------------------------------------------------------
                                SIX MONTHS ENDED
(For a share outstanding         JUNE 30, 2000        YEAR ENDED DECEMBER 31,
throughout the period)            (UNAUDITED)          1999         1998<F1>
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD   $27.91         $22.77         $20.00

Income from investment operations:
  Net investment income                  0.13           0.38           0.28
  Net realized and unrealized gain
     on investments                      0.52           5.78           2.78
                                   ----------     ----------     ----------
     Total income from investment
        operations                       0.65           6.16           3.06
                                   ----------     ----------     ----------

Less distributions:
  From net investment income           (0.13)         (0.39)         (0.29)
  From net realized gain
  on investments                            -         (0.63)              -
                                   ----------     ----------     ----------
     Total distributions               (0.13)         (1.02)         (0.29)
                                   ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD         $28.43         $27.91         $22.77
                                   ==========     ==========     ==========

TOTAL RETURN<F2>                        2.32%         27.17%         15.33%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
     (in thousands)                   $24,712        $23,821         $9,581
  Ratio of expenses to average
  net assets:<F3>
     Before expense reimbursement       1.43%          1.53%          3.34%
     After expense reimbursement        0.80%          0.80%          0.80%
  Ratio of net investment income
     to average net assets:<F3>
     Before expense reimbursement       0.27%          0.90%        (0.72)%
     After expense reimbursement        0.90%          1.63%          1.82%
  Portfolio turnover rate<F2>            228%           375%           250%


<F1> Commencement of operations after the close of business on December 31,
     1997.
<F2> Not annualized for the six months ended June 30, 2000.
<F3> Annualized.

See notes to financial statements.

Euro Select Equity Portfolio
Financial Highlights

--------------------------------------------------------------------------------
                                SIX MONTHS ENDED
(For a share outstanding         JUNE 30, 2000        YEAR ENDED DECEMBER 31,
throughout the period)            (UNAUDITED)          1999         1998<F1>
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD   $27.91         $24.32         $20.00

Income from investment operations:
  Net investment income                  0.24           0.45           0.35
  Net realized and unrealized
     gain (loss) investments           (0.82)           4.80           5.07
                                   ----------     ----------     ----------
     Total income (loss) from
       investment operations           (0.58)           5.25           5.42
                                   ----------     ----------     ----------

Less distributions:
  From net investment income           (0.24)         (0.44)         (0.37)
  From net realized gain
     on investments                    (1.59)         (1.22)         (0.73)
                                   ----------     ----------     ----------
     Total distributions               (1.83)         (1.66)         (1.10)
                                   ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD         $25.50         $27.91         $24.32
                                   ==========     ==========     ==========

TOTAL RETURN<F2>                      (2.06)%         22.03%         27.40%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
     (in thousands)                   $31,320        $31,867        $28,034
  Ratio of expenses to average
     net assets:<F3>
     Before expense reimbursement       1.51%          1.61%          1.67%
     After expense reimbursement        1.00%          1.00%          1.00%
  Ratio of net investment income
     to average net assets:<F3>
     Before expense reimbursement       1.27%          1.10%          1.02%
     After expense reimbursement        1.78%          1.71%          1.69%
  Portfolio turnover rate<F2>            225%           245%           272%


<F1> Commencement of operations after the close of business on December 31,
     1997.
<F2> Not annualized for the six months ended June 30, 2000.
<F3> Annualized.

See notes to financial statements.

Notes to Financial Statements - Unaudited
June 30, 2000

ORGANIZATION
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the Discretionary Equity Portfolio, the Equity Portfolio, the Select Equity Portfolio and the Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a recognized U.S. or foreign securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a recognized U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

b) Foreign Currency Translations - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

c) Federal Income and Excise Taxes - It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is required.

d) Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

e) Short-Term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

f) Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) Other - Investment transactions are accounted for on the trade date. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any non-cash dividends are recognized as investment income at the fair value of the property received.

INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the six months ended June 30, 2000, are summarized below:

--------------------------------------------------------------------------------
             DISCRETIONARY                     SELECT      EURO SELECT
                 EQUITY         EQUITY         EQUITY         EQUITY
               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------

Purchases    $157,656,767   $710,435,028    $54,158,821    $69,402,479
Sales        $177,456,695   $638,079,548    $53,384,275    $68,839,380

There were no purchases or sales of U.S. government obligations.

FEDERAL INCOME TAX INFORMATION
At June 30, 2000, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $188,671,366, $925,710,969, $23,243,357 and $28,958,105 for the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios, respectively, were as follows:

--------------------------------------------------------------------------------
                        DISCRETIONARY                SELECT       EURO SELECT
                            EQUITY       EQUITY      EQUITY         EQUITY
                          PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------

Unrealized appreciation  $23,347,674  $124,356,902   $3,026,804    $3,619,658
Unrealized depreciation (14,775,171)  (73,146,975)  (1,407,083)   (1,115,033)
                        ------------  ------------ ------------  ------------
Net unrealized
  appreciation on
  investments             $8,572,503   $51,209,927   $1,619,721    $2,504,625
                        ============  ============ ============  ============


INVESTMENT ADVISORY AGREEMENT
The Discretionary Equity, Equity and Select Equity Portfolios each pay the Adviser an annual management fee of 0.80% of the Portfolio's average net assets and the Euro Select Equity Portfolio pays the Adviser an annual management fee of 1.00% of average net assets. Pursuant to an expense cap agreement dated April 30, 1999, as renewed April 30, 2000, between the Adviser and the Portfolios, the Adviser agreed to waive its management fee and/or reimburse each Portfolio's operating expense to the extent necessary to ensure that the Discretionary Equity, Equity and Select Equity Portfolio's expenses would not exceed 0.80% of its average net assets and that the Euro Select Equity Portfolio would not exceed 1.00% of its average net assets. The term of this expense cap agreement is 12 months. Since inception of the Portfolios, the Adviser has voluntarily reimbursed each Portfolio's operating expenses to the extent necessary to ensure that the Discretionary Equity, Equity and Select Equity Portfolios would not exceed 0.80% of its average net assets and that the Euro Select Equity Portfolio would not exceed 1.00% of its average net assets.

                      This page intentionally left blank.

DIRECTORS

Pamela H. Conroy
Senior Vice President, Secretary and Director,
Institutional Capital Corporation

Dr. James A. Gentry
Professor of Finance, University of Illinois

Joseph A. Hays
Retired Vice President/Corporate Relations,
Tribune Company

Robert H. Lyon
President, Chief Investment Officer and Director,
Institutional Capital Corporation

Gary S. Maurer
Executive Vice President and Director,
Institutional Capital Corporation

Harold W. Nations
Partner, Holleb & Coff

Donald D. Niemann
Executive Vice President and Director,
Institutional Capital Corporation

Barbara C. Schanmier
Senior Vice President and Director,
Institutional Capital Corporation


OFFICERS

Robert H. Lyon
President

Pamela H. Conroy
Vice President and Treasurer

Donald D. Niemann
Vice President and Secretary


INVESTMENT ADVISER

Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606-1229
www.icapfunds.com
CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141-6226


DIVIDEND - DISBURSING AND TRANSFER AGENT

Sunstone Financial Group, Inc.
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin 53202-5712


AUDITOR

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202-9845


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

    This Semi-Annual Report is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

        (LOGO)
         ICAP
Institutional Capital/R

ICAP Funds
225 West Wacker Drive, Suite 2400
Chicago, IL 60606
(888) 221-ICAP (4227)
www.icapfunds.com

C/COPYRIGHT 2000 INSTITUTIONAL CAPITAL CORPORATION

                                                                      54-0800-4M
                                                                     IC-410-0800